Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RYDEX SERIES FUNDS
U.S. Government Money Market Fund
(the “Fund”)
Supplement dated August 14, 2024 to the Fund’s currently effective Statutory Prospectuses (together, the “Prospectuses”).
This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.
Effective immediately, the introductory language under the heading “Performance Information” in the Fund’s “Fund Summary” is deleted in its entirety and replaced with the following.
PERFORMANCE INFORMATION
The following bar chart shows the performance of shares of the Fund from year to year. The Fund began operating as a “government money market fund” as that term is defined by Rule 2a‑7 on May 1, 2016. While the Fund primarily invested in government securities prior to May 1, 2016, it was not required to invest 99.5% of its total assets in government securities, cash, or fully collateralized repurchase agreements. As a result, the performance information presented below for periods prior to May 1, 2016 may have differed if the current investment strategy had been in effect during those periods. The variability of performance over time provides an indication of the risks of investing the Fund. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
The performance information shown below is based on a calendar year.

U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RYDEX SERIES FUNDS
U.S. Government Money Market Fund
(the “Fund”)
Supplement dated August 14, 2024 to the Fund’s currently effective Statutory Prospectuses (together, the “Prospectuses”).
This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.
Effective immediately, the introductory language under the heading “Performance Information” in the Fund’s “Fund Summary” is deleted in its entirety and replaced with the following.
PERFORMANCE INFORMATION
The following bar chart shows the performance of shares of the Fund from year to year. The Fund began operating as a “government money market fund” as that term is defined by Rule 2a‑7 on May 1, 2016. While the Fund primarily invested in government securities prior to May 1, 2016, it was not required to invest 99.5% of its total assets in government securities, cash, or fully collateralized repurchase agreements. As a result, the performance information presented below for periods prior to May 1, 2016 may have differed if the current investment strategy had been in effect during those periods. The variability of performance over time provides an indication of the risks of investing the Fund. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
The performance information shown below is based on a calendar year.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of shares of the Fund from year to year. The Fund began operating as a “government money market fund” as that term is defined by Rule 2a‑7 on May 1, 2016. While the Fund primarily invested in government securities prior to May 1, 2016, it was not required to invest 99.5% of its total assets in government securities, cash, or fully collateralized repurchase agreements. As a result, the performance information presented below for periods prior to May 1, 2016 may have differed if the current investment strategy had been in effect during those periods. The variability of performance over time provides an indication of the risks of investing the Fund. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of shares of the Fund from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The performance information shown below is based on a calendar year.